LEASES	12 Months Ended
Jun. 30, 2026
Leases
LEASES

NOTE 9 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Operating lease expenses were $1,428,152, $1,063,120 and $1,769,250 for the years ended June 30, 2026, 2025 and 2024, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	June 30, 2026	June 30, 2025
Operating lease right-of-use assets, net	$12,930,868	$13,166,788

Operating lease liabilities - current	$673,432	$197,130
Operating lease liabilities - non-current	11,044,333	10,952,491
Total operating lease liabilities	$11,717,765	$11,149,621

The weighted average remaining lease terms and average discount rate were 11.51 years and 5.79% as of June 30, 2026.

The following is a schedule of maturities of lease liabilities:

Twelve months ending June 30,
2027	$1,310,523
2028	1,108,810
2029	1,190,756
2030	1,274,951
2031	1,274,951
Thereafter	10,091,358
Total future minimum lease payments	16,251,349
Less: imputed interest	(4,533,584)
Total	$11,717,765

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)